Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, accumulated depreciation	$ 225.1	$ 187.9
Common stock, par value	$ 0.00	$ 0.01
Common stock, shares authorized		2,000,000,000
Common stock, shares issued	202,052,741	352,161,950
Common stock, shares outstanding	202,052,741
Treasury stock, at cost, shares	0	345,286
Redeemable Preferred Stock [Member]
Preferred stock, par value	$ 43.775848	$ 43.775848
Preferred stock, shares authorized	68,530,939	0
Preferred stock, shares issued	68,530,939	0
Preferred stock, shares outstanding	68,530,939	0